Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net income	$ 3,229,266	$ 3,270,346	$ 2,310,090
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Changes in allowances - accounts receivable			(19,019)
Changes in allowances - deferred tax assets			163,056
Changes in allowances - inventories			(57,095)
Depreciation expense	24,886	21,939	18,891
Loss from disposal of property and equipment	873
Deferred income taxes			75,192
Changes in operating assets and liabilities:
Accounts receivable	(3,804,464)	133,681	380,651
Inventory	(280,017)	(112,128)	321,642
Advances to suppliers	(1,980,862)	(378,713)
Other current assets	(118,755)	278,247	(4,075,046)
Prepaid expenses		24,192
Accounts payable	(62,706)	(51,038)	(930,372)
Advances from customers		(1,090,595)	1,118,150
Other current liabilities	329,699	(16,875)	(298)
Taxes payable	(62,930)	(74,137)	53,259
Net cash (used in) provided by operating activities	(2,725,010)	2,004,919	(640,899)
Cash flows from investing activities
Additions to property, plant and equipment	(64,715)	(66,503)	(6,120)
Collections on (payments of) loans to related parties		2,192,762	(1,518,479)
Net cash (used in) provided by investing activities	(64,715)	2,126,259	(1,524,599)
Cash flows from financing activities
Proceeds from capital contribution			3,154,239
Net Proceeds from Initial Public Offering - stock issuance	7,728,000
Direct costs disbursed from Initial Public Offering proceeds in current year	(1,147,509)
Escrow deposit paid under underwriting agreement	(600,000)
Repayments of loans from third party			(929,902)
Borrowings from bank loans	1,530,080	5,195,539	3,674,880
Repayments of bank loans	(1,683,088)	(6,809,972)	(3,981,120)
Repayments of loans from related parties	(300,163)	239,125	143,223
Deferred offering costs		(278,820)
Net cash provided by (used in) financing activities	5,527,320	(1,654,128)	2,061,320
Effect of exchange rate changes on cash and cash equivalents	(402,969)	66,248	(5,071)
Net increase (decrease) in cash and cash equivalents	2,334,626	2,543,298	(109,249)
Cash and cash equivalents, beginning of year	2,590,539	47,241	156,490
Cash and cash equivalents, end of year	4,925,165	2,590,539	47,241
Supplemental disclosure information:
Income taxes paid	11,763	10,207	31,119
Interest paid	164,587	$ 203,198	$ 248,815
Non-cash financing activities
Deferred offering costs	$ 278,820